Share Based Compensation Plans - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2025 shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		3 years
Option expiration term		7 years
Net earnings | $		$ (0.4)	$ 0.0
Events After Reporting Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based compensation number of shares vested	150,068
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of units redeemed		180,989	266,744
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of units redeemed		450,726	438,612
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of units redeemed			18,830
Executive Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share unit vesting period		3 years
Net earnings | $		$ (4.0)	$ (3.0)
Number of units redeemed		15,570
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted		0	0